Other Long-Term Liabilities	12 Months Ended
May 03, 2014
Other Long-Term Liabilities
5.	Other Long-Term Liabilities

Other long-term liabilities consist primarily of deferred rent, obligations under a Junior Seller Note related to the acquisition of B&N College, the Microsoft Commercial Agreement financing transaction (see Note 19 and 11, respectively) and tax liabilities and reserves. The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is classified as deferred rent. Other long-term liabilities include accrued pension liabilities, store closing expenses and long-term deferred revenues. The Company had the following long-term liabilities at May 3, 2014 and April 27, 2013:

	May 3, 2014	April 27, 2013
Deferred rent	$128,280	$149,934
Junior Seller Note (see Note 19)	—	127,250
Microsoft Commercial Agreement financing transaction (see Note 11)	140,714	52,642
Tax liabilities and reserves	51,399	54,068
Other	46,596	36,052

Total long-term liabilities	$366,989	$419,946